Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended
	December 31,
	2018	2017	2016
Current	$-	$(46,521)	$89,928
Deferred	-	(8,581)	(127)
Total	$-	$(55,102)	$89,801

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate

	For the Years Ended
	December 31,
	2018	2017	2016
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	-1.50%	-1.50%	-1.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.87%	-127.75%	-7.69%
Effect of expenses not deductible for tax purposes	-0.05%	1.10%	0.40%
Effect of change of tax rate for temporary difference	-	-	-
Valuation allowance recognized with respect to the loss in subsidiaries	-15.82%	19.83%	-0.03%
Others	-	-	0.49%
Total	-%	-91.82%	8.17%

Schedule of deferred tax assets and liabilities
	As of December 31,
	2018	2017
Deferred tax assets, non-current
Net operating loss carrying forward	$2,115,514	$274,073
Total deferred tax assets
Valuation allowance	(2,115,514)	(274,073)
Total	$-	$-

	As of December 31,
	2018	2017
Deferred tax liabilities, non-current
Property, plant and equipment	$4,929	$5,810
Total	$4,929	$5,810